Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio
	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
(the Funds) each a series of Schwab Capital Trust (the Registrant)
(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Form 497 dated October 6, 2017 to the Funds’ prospectuses, dated February 28, 2017, as supplemented October 2, 2017 and October 6, 2017. The purpose of this filing is to submit, in XBRL, the Form 497 dated October 6, 2017.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0065.

Respectfully,

/s/ Jason M. Venner
Jason M. Venner
Vice President and Associate General Counsel